Condensed Interim Statements of Financial Position - CAD ($)	Dec. 31, 2024	Mar. 31, 2024
Current assets
Cash	$ 1,449,437	$ 9,007,042
Amounts receivable and other assets	350,599	216,124
Marketable securities	22,286	41,587
Current assets	1,822,322	9,264,753
Non-current assets
Restricted cash	514,828	534,828
Right-of-use asset	26,901	42,033
Total assets	2,364,051	9,841,614
Current liabilities
Accounts payable and accrued liabilities	385,345	1,128,808
Advanced contributions received	829,060	5,132,721
Balances due to related parties	54,230	147,333
Flow through liability	769,231	769,231
Lease liability	25,640	23,443
Current liabilities	2,063,506	7,201,536
Non-current liabilities
Director's loan	898,405	784,947
Lease liability long term	9,250	28,764
Total liabilities	2,971,161	8,015,247
Shareholders' equity (deficiency)
Share capital	67,784,821	67,236,421
Reserves	4,810,256	4,617,658
Accumulated deficit	(73,202,187)	(70,027,712)
Stockholders equity	(607,110)	1,826,367
Total liabilities and shareholders' equity	$ 2,364,051	$ 9,841,614